ORGANIZATION (Details 2)	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 VIEs USD ($)		Dec. 31, 2014 VIEs CNY		Dec. 31, 2013 VIEs CNY		Dec. 31, 2012 VIEs CNY
Organization
Pledge or collateralization of assets		0
Current assets:
Cash and cash equivalents	60,581,000	375,879,000	338,092,000	317,137,000	54,491,000	392,535,000	22,796,000		141,440,000		77,400,000
Accounts receivable (net of allowance for doubtful accounts of RMB11,894 and RMB58,871 (US$9,489) as of December 31, 2013 and 2014, respectively)	51,493,000	319,494,000	306,237,000				48,709,000		302,218,000		297,947,000
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	9,489,000	58,871,000	11,894,000	25,545,000	1,918,000		9,489,000		58,871,000		11,894,000
Prepaid expenses and other current assets	8,925,000	55,374,000	50,549,000				2,361,000		14,644,000		25,871,000
Deferred tax assets	3,329,000	20,658,000	7,096,000				3,149,000		19,537,000		6,546,000
Amounts due from inter-companies							5,192,000	[1]	32,214,000	[1]	6,300,000	[1]
Amounts due from a related party			141,000								141,000	[2]
Total current assets	139,383,000	864,815,000	786,751,000				82,207,000		510,053,000		414,205,000
Non-current assets:
Property and equipment, net							49,470,000		306,940,000		185,107,000
Cloud infrastructure construction in progress	45,688,000	283,475,000	12,236,000								5,705,000
Intangible assets, net	1,663,000	10,321,000	5,563,000				1,248,000		7,746,000		4,702,000
Long term investments	7,567,000	46,950,000	33,690,000				2,434,000		15,103,000		7,603,000
Deferred tax assets	158,000	980,000	1,719,000				76,000		470,000		602,000
Long term deposits and other non-current assets	9,039,000	56,084,000	35,829,000				4,053,000		25,150,000		4,458,000
Total non-current assets	139,637,000	866,393,000	380,417,000				57,281,000		355,409,000		208,177,000
TOTAL ASSETS							139,488,000		865,462,000		622,382,000
Current liabilities:
Accounts payable	41,231,000	255,821,000	203,750,000				39,541,000		245,336,000		200,483,000
Accrued employee benefits	7,255,000	45,016,000	43,922,000				4,853,000		30,114,000		33,448,000
Accrued expenses and other payables	66,371,000	411,803,000	157,075,000				11,911,000		73,900,000		71,095,000
Income tax payable	3,445,000	21,374,000	10,399,000				1,682,000		10,435,000		5,777,000
Liabilities for uncertain tax positions	1,892,000	11,739,000	11,540,000				1,033,000		6,407,000		6,296,000
Amounts due to inter-companies							56,067,000	[1]	347,873,000	[1]	236,584,000	[1]
Amounts due to a related party	3,000	18,000	862,000								844,000	[2]
Current portion of capital lease obligations	2,223,000	13,794,000					2,114,000		13,118,000		0
Deferred government grant	6,021,000	37,360,000	24,360,000				6,021,000		37,360,000		24,360,000
Total current liabilities	139,268,000	864,105,000	511,908,000				123,222,000		764,543,000		578,887,000
Non-current liabilities:
Non-current portion of capital lease obligations	3,319,000	20,592,000					3,168,000		19,657,000		0
Total non-current liabilities	5,183,000	32,156,000	2,127,000				3,168,000		19,657,000
Total liabilities							126,390,000		784,200,000		578,887,000
Net revenues
-Third party customers	223,104,000	1,384,273,000	1,103,243,000	801,189,000			191,672,000		1,189,247,000		910,757,000		745,835,000
-Inter-companies							19,467,000		120,783,000		146,640,000		12,588,000
-A related party customer				12,543,000									12,543,000
Net profit (loss)	(1,103,000)	(6,841,000)	(34,229,000)	(16,991,000)			2,441,000		15,146,000		(12,761,000)		20,406,000
Net cash provided by operating activities	45,190,000	280,386,000	121,437,000	31,898,000			40,742,000		252,790,000		97,554,000		51,059,000
Net cash used in investing activities	(67,969,000)	(421,718,000)	(112,872,000)	(99,602,000)			(29,707,000)		(184,318,000)		(89,657,000)		(49,933,000)
Net cash used in financing activities	$ 28,627,000	177,619,000	15,683,000	(6,242,000)			$ (714,000)		(4,432,000)

[1]	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.
[2]	Information with respect to related parties is discussed in Note 19.